Assets held for sale and Discontinued operations (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2024	Sep. 30, 2023
Disclosure of subsidiaries [line items]
Investment disposal	R$ 261,355		R$ 47,066	R$ 58,132	R$ 0
Payments to energy generators and transmitters			365,000
Contingent liabilities			2,807,918	R$ 3,073,462
Copel [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired							81.20%
Current investments							R$ 290,662
Proportion of ownership interest in subsidiary		20.30%
Copel Ge T [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.90%
UEG Araucaria Ltd [Member]
Disclosure of subsidiaries [line items]
Transfer of assets and liabilities			14,504
Companhia Paranaense de Gas Compagas [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						40.00%
Percentage of concession agreements interest		51.00%
Investment received						R$ 906,000
Transfer of assets and liabilities			R$ 455,842
Companhia Paranaense de Gas Compagas [Member] | Sep-2025 [Member]
Disclosure of subsidiaries [line items]
Percentage ratio of remaining balance			30.00%
Companhia Paranaense de Gas Compagas [Member] | Sep-2026 [Member]
Disclosure of subsidiaries [line items]
Percentage ratio of remaining balance			30.00%
Mauá hydroelectric power plant [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			49.00%
Mata de Santa Genebra Transmissao S A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			49.90%